Capital Requirements and Other Regulatory Matters - Actual Capital Amounts and Ratios (Detail)		3 Months Ended	12 Months Ended
	Jan. 04, 2016 $ / shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Total risk-based capital
Preferred stock, par value (in usd per share) | $ / shares			$ 1	$ 1
Liquidation preference (per share) | $ / shares			$ 10,000	$ 10,000
Consolidated
Tier 1 Leverage
Minimum amount			$ 751,798,000	$ 602,359,000
Minimum ratio			4.00%	4.00%
Actual amount			$ 1,790,034,000	$ 1,408,141,000
Actual ratio			9.52%	9.35%
Common Equity Tier 1 (CET1)
Minimum amount			$ 752,610,000
Minimum ratio			4.50%
Actual amount			$ 1,684,097,000
Actual ratio			10.07%
Tier 1 risk-based capital
Minimum amount			$ 1,003,479,000	$ 504,086,000
Minimum ratio			6.00%	4.00%
Actual amount			$ 1,790,034,000	$ 1,408,141,000
Actual ratio			10.70%	11.17%
Total risk-based capital
Minimum amount			$ 1,337,973,000	$ 1,008,171,000
Minimum ratio			8.00%	8.00%
Actual amount			$ 2,029,932,000	$ 1,550,088,000
Actual ratio			12.14%	12.30%
IBERIABANK
Tier 1 Leverage
Minimum amount			$ 749,226,000	$ 600,121,000
Minimum ratio			4.00%	4.00%
Well capitalized amount			$ 936,532,000	$ 750,151,000
Well capitalized ratio			5.00%	5.00%
Actual amount			$ 1,691,022,000	$ 1,265,540,000
Actual ratio			9.03%	8.44%
Common Equity Tier 1 (CET1)
Minimum amount			$ 750,660,000
Minimum ratio			4.50%
Well capitalized amount			$ 1,084,287,000
Well capitalized ratio			6.50%
Actual amount			$ 1,691,022,000
Actual ratio			10.14%
Tier 1 risk-based capital
Minimum amount			$ 1,000,880,000	$ 502,421,000
Minimum ratio			6.00%	4.00%
Well capitalized amount			$ 1,334,507,000	$ 753,631,000
Well capitalized ratio			8.00%	6.00%
Actual amount			$ 1,691,022,000	$ 1,265,540,000
Actual ratio			10.14%	10.08%
Total risk-based capital
Minimum amount			$ 1,334,507,000	$ 1,004,841,000
Minimum ratio			8.00%	8.00%
Well capitalized amount			$ 1,668,133,000	$ 1,256,052,000
Well capitalized ratio			10.00%	10.00%
Actual amount			$ 1,843,545,000	$ 1,407,487,000
Actual ratio			11.05%	11.21%
Dividend payable restriction			$ 148,700,000
Funds available for loans or advances to the parent			$ 184,400,000
Preferred Class B [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations
Depositary shares issued | shares		3,200,000
Ownership interest per share			0.0025
Liquidation preference per depositary share | $ / shares		25
Liquidation preference value		$ 80,000,000
Total risk-based capital
Ownership per share		6.625%
Preferred stock, par value (in usd per share) | $ / shares		$ 1
Liquidation preference (per share) | $ / shares		$ 10,000
Subsequent Event | Preferred Class B [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations
Dividend per share declared | $ / shares	$ 0.805
Three Month London Interbank Offered Rate [Member] | Preferred Class B [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations
Dividend spread			4.262%